Vanguard STAR Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.7%)
Vanguard Windsor II Fund Investor Shares	98,361,948	3,798,739
Vanguard U.S. Growth Fund Investor Shares	48,512,046	3,191,122
Vanguard Windsor Fund Investor Shares	98,391,503	2,068,189
Vanguard PRIMECAP Fund Investor Shares	10,862,891	1,647,901
Vanguard Explorer Fund Investor Shares	7,868,057	1,029,378
		11,735,329
International Stock Funds (19.0%)
Vanguard International Growth Fund Investor Shares	50,147,227	2,632,228
Vanguard International Value Fund	62,707,025	2,474,419
		5,106,647
U.S. Bond Funds (37.3%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	303,371,512	3,343,154
Vanguard GNMA Fund Investor Shares	311,551,955	3,342,953
Vanguard Long-Term Investment-Grade Fund Investor Shares	291,098,348	3,324,343
		10,010,450
Total Investment Companies (Cost $16,395,261)		26,852,426
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.107% (Cost $—)	3	—
Total Investments (100.0%) (Cost $16,395,261)		26,852,426
Other Assets and Liabilities -Net (0.0%)		785
Net Assets (100%)		26,853,211
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs a re noted
on the Schedule of Investments.

STAR Fund

At January 31, 2021, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

Oct. 31, 2020		Proceeds from			Change in	Capital Gain		Jan. 31, 2021
	Market	Purchases	Securities	Realized Net	Unrealized		Distributions	Market
	Value	at Cost	Sold	Gain (Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1	—	—
Vanguard Explorer Fund	891,747	65,898	91,998	16,791	146,940	1,218	64,680	1,029,378
Vanguard GNMA Fund	3,003,404	338,301	1,923	1,124	2,047	11,377	—	3,342,953
Vanguard International Growth Fund	2,256,843	57,719	228,232	113,159	432,739	5,332	52,387	2,632,228
Vanguard International Value Fund	2,119,431	39,863	140,300	8,961	446,464	39,862	—	2,474,419
Vanguard Long-Term Investment-Grade Fund
	2,965,550	439,977	—	1,171	(82,355)	23,833	100,661	3,324,343
Vanguard PRIMECAP Fund	1,402,320	144,076	33,895	3,542	131,858	15,363	128,714	1,647,901
Vanguard Short-Term Investment-Grade Fund
	3,001,882	327,075	—	50	14,147	15,155	—	3,343,154
Vanguard U.S. Growth Fund	2,744,019	120,112	76,854	33,072	370,773	906	119,206	3,191,122
Vanguard Windsor Fund	1,816,810	146,462	142,766	(6,389)	254,072	19,847	126,615	2,068,189
Vanguard Windsor II Fund	3,329,670	240,905	136,798	10,533	354,429	24,297	216,607	3,798,739
Total	23,531,676	1,920,388	852,766	182,014	2,071,114	157,191	808,870	26,852,426
1 Not applicable—purchases and sales are for temporary cash investment purposes.